BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings

The Company’s borrowings consisted of the following:

	As of December 31,
	2011	2012
PRC
Short-term bank borrowings	$28,450	$13,839
Long-term debt	—	4,260

PRC subtotal	$28,450	$18,099

U.S.
Senior debt—borrowings under term note	1,857	1,646
Short-term bank borrowing	—	45,041

U.S. subtotal	$1,857	$46,687

Total	$30,307	$64,786

Maturity Analysis:
Short-term bank borrowings	$28,450	$58,880
Long-term debt, current portion	211	209

Sub-total, current portion	28,661	59,089
Long-term debt, non-current portion	1,646	5,697

Total	$30,307	$64,786

Schedule of Future Payments	The schedule of future payments of all borrowings as of December 31, 2012 is as follows:

Year	Total
2013	$59,089
2014	4,480
2015	231
2016	242
2017	255
Thereafter	489

Total	$64,786